Information Related to Derivative Amounts Recognized in Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ (5,738.5)	$ (88.5)	₨ 15,067.2	₨ (7,393.0)
Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	399.3	6.2	(1,063.1)	(383.4)
Forward rate agreements
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	1.2	0.0	2.1	3.0
Currency options
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	677.7	10.4	413.4	303.0
Currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	(2,453.4)	(37.8)	829.5	151.3
Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ (4,363.3)	$ (67.3)	₨ 14,885.3	₨ (7,466.9)